Securitizations and Variable Interest Entities, Cash Flow Securitizations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Mortgage loans [Member]
Cash Flow Securitizations [Abstract]
Sales proceeds from securitizations	$ 164,331	$ 357,807	$ 535,372
Fees from servicing rights retained	4,062	4,240	4,433
Cash flows from other interests held	1,417	2,284	1,767
Purchases of delinquent assets	6	18	62
Servicing advances, net of repayments	(170)	(34)	226
Other financial assets [Member]
Cash Flow Securitizations [Abstract]
Sales proceeds from securitizations	0	0	0
Fees from servicing rights retained	8	10	10
Cash flows from other interests held	75	93	135
Purchases of delinquent assets	0	0	0
Servicing advances, net of repayments	$ 0	$ 0	$ 0